Shareholders' Equity (Details 3)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	5,403,200	8,288,990
Kings Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	600,000	700,000
Bao Li Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,275,000	3,750,000
Oriental VIP Room [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,500,000	3,750,000
Officer and Director [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	28,200	88,990